Pension and Other Post-Retirement Plans - Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2015 USD ($)
U.K. Plan
Expected benefit payments
2016	$ 1.3
2017	1.4
2018	1.4
2019	1.6
2020	1.9
2021-2025	12.3
Canadian Plan
Expected benefit payments
2016	1.2
2017	1.3
2018	1.5
2019	1.6
2020	1.8
2021-2025	$ 12.0